Operations and Summary of Significant Accounting Principles (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Operations And Summary Of Significant Accounting Principles 1	124,672
Operations And Summary Of Significant Accounting Principles 2	43,353
Operations And Summary Of Significant Accounting Principles 3	646,915
Operations And Summary Of Significant Accounting Principles 4	419,070
Operations And Summary Of Significant Accounting Principles 5	374,733